Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Schedule of geographical information
	Year ended December 31
	2024	2023	2022

USA (see also Note 18a, 18b, 18c)	15,463	13,078	21,872
Rest of the world	4,759	5,608	4,624

	20,222	18,686	26,496

Schedule of cost of revenues products
	Year ended December 31
	2024	2023	2022

Salary and benefits (including share-based compensation)	2,634	2,703	1,828
Subcontractors	128	230	58
Depreciation and amortization	630	672	426
Cost of materials	1,282	916	636
Other manufacturing expenses	1,162	1,207	779
Decrease (increase) in inventory of finished products	604	(801)	(543)

	6,440	4,927	3,184

Schedule of cost of revenues services
	Year ended December 31
	2024	2023	2022

Salary and benefits	1,771	1,995	1,691
Subcontractors	9,357	8,182	8,138

	11,128	10,177	9,829

Schedule of cost of revenues license
	Year ended December 31
	2024	2023	2022

Salary and benefits	-	4	38
Royalties payments	20	-	280

	20	4	318

Schedule of research expenses
	Year ended December 31
	2024	2023	2022

Salary and benefits (including share-based compensation)	4,788	3,148	4,494
Subcontractors	2,262	2,833	4,054
Depreciation and amortization	624	396	571
Cost of materials	716	785	572
Other research and development expenses	488	305	490

Total Research and development	8,878	7,467	10,181

Schedule of selling expenses
	Year ended December 31
	2024	2023	2022

Salary and benefits (including share-based compensation)	1,713	1,991	1,637
Marketing and consulting	1,477	1,637	1,152
Depreciation and amortization	27	50	49
Shipping and delivery	411	356	385
Registration and marketing license fees	1,308	810	502

	4,936	4,844	3,725

Schedule of general expenses
	Year ended December 31
	2024	2023	2022

Salary and benefits (including share‑based compensation)	4,854	3,521	3,344
Professional fees	2,269	2,189	2,589
Depreciation and amortization	201	185	225
Other	878	873	762

	8,202	6,768	6,920

Schedule of financial expense
	Year ended December 31
	2024	2023	2022
Financial income:

Interest income	2,048	2,341	270
Revaluation of liabilities in respect of IIA grants	-	-	132
Revaluation of Warrants	-	8,310	-
Exchange differences, net	-	-	59

	2,048	10,651	461
Financial expense:
Revaluation of liabilities in respect of IIA grants	752	427	-
Financing income on net investment in lease	526	274	102
Finance expenses in respect of deferred income	-	8	54
Revaluation of liabilities in respect of TEVA	770	468	533
Exchange differences, net	24	654	-
Revaluation of Warrants	10,704	-	8,977
Issuance expenses of warrants through profit and loss	-	-	1,911
Other	35	61	60

	12,811	1,892	11,637

Financial income (expenses), net	(10,763)	8,759	(11,176)